Description of Business, Organization, and Basis of Presentation (Details) - Schedule of of operations of the VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Revenue	¥ 1,437,398,097	¥ 1,298,055,332	¥ 1,731,934,459
Net income	¥ 381,273,670	¥ 579,742,472	¥ 658,400,554